Financial instruments and risk management - Contractual maturities of the financial liabilities (Details)	Dec. 31, 2023 CAD ($)
Financial instruments and risk management
Accounts payable and accrued liabilities	$ 8,041,485
Lease liability	491,433
Financial liabilities	8,532,918
Payable within 1 year
Financial instruments and risk management
Accounts payable and accrued liabilities	8,041,485
Lease liability	80,416
Financial liabilities	8,121,901
1-3 years
Financial instruments and risk management
Lease liability	214,444
Financial liabilities	214,444
4-5 years
Financial instruments and risk management
Lease liability	196,573
Financial liabilities	$ 196,573